Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Line Items]
Total	$ 21,521	$ 18,003
Less: Accumulated depreciation	(8,605)	(7,282)
Property, Plant and Equipment, Net	12,916	10,721
Building
Property, Plant and Equipment [Line Items]
Total	5,826	6,033
Electronic And Office Equipment
Property, Plant and Equipment [Line Items]
Total	12,207	9,896
Leasehold Improvement And Building Improvement
Property, Plant and Equipment [Line Items]
Total	1,872	511
Motor vehicles
Property, Plant and Equipment [Line Items]
Total	$ 1,616	$ 1,563